The Royce Funds

745 Fifth Avenue New York, NY 10151 (212) 508-4500 (800) 221-4268 e-mail: funds@roycenet.com website: www.roycefunds.com

November 23, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention: Division of Investment Management

Re:

Royce European Small-Cap Fund, Royce Global Value Fund,
Royce International Small-Cap Fund, and Royce International Premier Fund,

each a series of The Royce Fund
(Securities Act Reg. No. 002-80348 and Investment Company Act File No. 811-03599)

Ladies and Gentlemen:

Attached for filing, pursuant to Rule 497 of the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information relating to prospectuses, each dated May 1, 2015, for:

•	the Investment and Service Classes of Royce European Small-Cap Fund;
•	the Investment and Service Classes of Royce Global Value Fund;
•	the Investment, Service, and Institutional Classes of Royce International Small-Cap Fund;
•	the Investment and Service Classes of Royce International Premier Fund; and
•	the Consultant, R, and K Classes of Royce Global Value Fund.

Please direct any further communications relating to this filing to the undersigned at (212) 508-4578.

Very truly yours,

/s/John E. Denneen

John E. Denneen Secretary